Schedule of Investments (unaudited)
November 30, 2025
 Putnam Sustainable Future ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.9%
Communication Services — 3.2%
Entertainment — 1.4%
ROBLOX Corp., Class A Shares	58,549	$5,563,912 *
Interactive Media & Services — 1.2%
Pinterest Inc., Class A Shares	184,444	4,817,677 *
Media — 0.6%
Trade Desk Inc., Class A Shares	52,044	2,058,861 *

Total Communication Services		12,440,450
Consumer Discretionary — 19.4%
Diversified Consumer Services — 2.1%
Bright Horizons Family Solutions Inc.	63,372	6,512,107 *
Duolingo Inc.	9,713	1,859,165 *
Total Diversified Consumer Services		8,371,272
Hotels, Restaurants & Leisure — 9.8%
Black Rock Coffee Bar Inc., Class A Shares	238,239	5,419,937 *
Cava Group Inc.	79,412	3,882,453 *
First Watch Restaurant Group Inc.	347,590	6,451,271 *
Hilton Worldwide Holdings Inc.	38,373	10,937,456
Life Time Group Holdings Inc.	161,771	4,516,646 *
Viking Holdings Ltd.	109,501	7,312,477 *
Total Hotels, Restaurants & Leisure		38,520,240
Household Durables — 1.8%
DR Horton Inc.	24,068	3,827,052
SharkNinja Inc.	32,261	3,147,706 *
Total Household Durables		6,974,758
Leisure Products — 1.2%
Hasbro Inc.	60,000	4,956,000
Specialty Retail — 1.4%
Ulta Beauty Inc.	10,344	5,573,658 *
Textiles, Apparel & Luxury Goods — 3.1%
Birkenstock Holding PLC	151,896	6,581,654 *
On Holding AG, Class A Shares	128,733	5,662,964 *
Total Textiles, Apparel & Luxury Goods		12,244,618

Total Consumer Discretionary		76,640,546
Consumer Staples — 3.6%
Beverages — 2.3%
Keurig Dr Pepper Inc.	206,267	5,754,849
Vita Coco Co. Inc.	63,555	3,394,473 *
Total Beverages		9,149,322
Consumer Staples Distribution & Retail — 1.3%
Sprouts Farmers Market Inc.	62,047	5,200,159 *

Total Consumer Staples		14,349,481
Financials — 9.1%
Capital Markets — 3.7%
Coinbase Global Inc., Class A Shares	10,454	2,852,060 *
KKR & Co. Inc.	43,251	5,290,030
See Notes to Schedule of Investments.

Putnam Sustainable Future ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Putnam Sustainable Future ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
TPG Inc.	110,318	$6,517,588
Total Capital Markets		14,659,678
Consumer Finance — 1.4%
Capital One Financial Corp.	24,957	5,467,330
Financial Services — 3.4%
HA Sustainable Infrastructure Capital Inc.	134,661	4,626,952
Mastercard Inc., Class A Shares	9,353	5,149,107
Toast Inc., Class A Shares	110,000	3,760,900 *
Total Financial Services		13,536,959
Insurance — 0.6%
Aon PLC, Class A Shares	5,931	2,099,099

Total Financials		35,763,066
Health Care — 18.6%
Biotechnology — 5.3%
Alnylam Pharmaceuticals Inc.	19,964	9,008,356 *
Argenx SE, ADR	3,829	3,491,971 *
Ascendis Pharma A/S, ADR	20,551	4,363,594 *
Regeneron Pharmaceuticals Inc.	5,485	4,279,342
Total Biotechnology		21,143,263
Health Care Equipment & Supplies — 8.0%
Dexcom Inc.	117,472	7,455,948 *
Edwards Lifesciences Corp.	54,617	4,733,655 *
IDEXX Laboratories Inc.	12,201	9,185,889 *
Penumbra Inc.	20,666	6,058,651 *
ResMed Inc.	15,517	3,969,714
Total Health Care Equipment & Supplies		31,403,857
Health Care Technology — 1.1%
Veeva Systems Inc., Class A Shares	18,045	4,336,033 *
Life Sciences Tools & Services — 4.2%
ICON PLC	27,816	5,145,960 *
Mettler-Toledo International Inc.	3,734	5,514,073 *
Thermo Fisher Scientific Inc.	9,735	5,751,730
Total Life Sciences Tools & Services		16,411,763

Total Health Care		73,294,916
Industrials — 19.2%
Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	22,076	3,507,214
Building Products — 1.6%
Allegion PLC	19,188	3,185,784
Trane Technologies PLC	7,330	3,089,448
Total Building Products		6,275,232
Commercial Services & Supplies — 2.2%
Casella Waste Systems Inc., Class A Shares	41,375	3,988,137 *
Republic Services Inc.	21,537	4,674,821
Total Commercial Services & Supplies		8,662,958
Construction & Engineering — 2.7%
Quanta Services Inc.	23,305	10,834,028
See Notes to Schedule of Investments.

Putnam Sustainable Future ETF 2025 Quarterly Report

 Putnam Sustainable Future ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — 4.9%
GE Vernova Inc.	8,574	$5,142,428
Vertiv Holdings Co., Class A Shares	78,651	14,135,944
Total Electrical Equipment		19,278,372
Ground Transportation — 0.8%
Canadian Pacific Kansas City Ltd.	41,821	3,034,950
Machinery — 3.2%
Federal Signal Corp.	50,622	5,770,908
Xylem Inc.	50,233	7,066,276
Total Machinery		12,837,184
Professional Services — 2.9%
Planet Labs PBC	276,174	3,286,471 *
Verisk Analytics Inc.	35,834	8,065,158
Total Professional Services		11,351,629

Total Industrials		75,781,567
Information Technology — 19.0%
Electronic Equipment, Instruments & Components — 1.5%
Trimble Inc.	72,510	5,903,764 *
IT Services — 1.4%
Accenture PLC, Class A Shares	13,542	3,385,500
Snowflake Inc., Class A Shares	7,723	1,940,327 *
Total IT Services		5,325,827
Semiconductors & Semiconductor Equipment — 4.4%
ASML Holding NV, Registered Shares	5,637	5,975,220
Broadcom Inc.	17,229	6,942,598
Marvell Technology Inc.	48,638	4,348,237
Total Semiconductors & Semiconductor Equipment		17,266,055
Software — 10.3%
Cadence Design Systems Inc.	11,688	3,644,786 *
CrowdStrike Holdings Inc., Class A Shares	3,732	1,900,185 *
Datadog Inc., Class A Shares	69,850	11,176,698 *
Gitlab Inc., Class A Shares	90,880	3,731,533 *
Guidewire Software Inc.	21,115	4,560,418 *
HubSpot Inc.	9,260	3,401,383 *
Roper Technologies Inc.	7,809	3,484,532
ServiceNow Inc.	6,603	5,364,343 *
ServiceTitan Inc., Class A Shares	38,771	3,464,577 *
Total Software		40,728,455
Technology Hardware, Storage & Peripherals — 1.4%
Pure Storage Inc., Class A Shares	63,190	5,621,382 *

Total Information Technology		74,845,483
Real Estate — 0.9%
Real Estate Management & Development — 0.9%
FirstService Corp.	23,551	3,693,974

Utilities — 5.9%
Electric Utilities — 3.5%
Constellation Energy Corp.	14,196	5,172,455
NextEra Energy Inc.	24,241	2,091,756
See Notes to Schedule of Investments.

Putnam Sustainable Future ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2025
 Putnam Sustainable Future ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Electric Utilities — continued
NRG Energy Inc.		37,590	$6,371,129
Total Electric Utilities			13,635,340
Independent Power and Renewable Electricity Producers — 2.4%
Vistra Corp.		53,156	9,507,482

Total Utilities			23,142,822
Total Investments before Short-Term Investments (Cost — $352,409,978)			389,952,305
	Rate
Short-Term Investments — 0.7%
Putnam Government Money Market Fund, Class P Shares (Cost — $2,930,231)	3.780%	2,930,231	2,930,231 (a)(b)
Total Investments — 99.6% (Cost — $355,340,209)			392,882,536
Other Assets in Excess of Liabilities — 0.4%			1,577,172
Total Net Assets — 100.0%			$394,459,708

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2025, the total market value of investments in Affiliated Companies was $2,930,231 and the cost was $2,930,231 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Putnam Sustainable Future ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Putnam Sustainable Future ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks long-term capital appreciation.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

Putnam Sustainable Future ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$389,952,305	—	—	$389,952,305
Short-Term Investments†	2,930,231	—	—	2,930,231
Total Investments	$392,882,536	—	—	$392,882,536

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended November 30, 2025. The following transactions were effected in such company for the period ended November 30, 2025.

	Affiliate Value at August 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$6,977,442	$44,002,473	44,002,473	$48,049,684	48,049,684

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2025
Putnam Government Money Market Fund, Class P Shares	—	$54,882	—	$2,930,231

Putnam Sustainable Future ETF 2025 Quarterly Report